WARRANTS (Tables)	12 Months Ended
Jun. 30, 2024
Schedule of warrants
	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Life Remaining (years)
June 30, 2022	21,677,379	0.65	1.00
Expired	(11,580,000)	0.40	-
June 30, 2023	10,097,379	$0.98	0.58
Expired	(10,097,379)	0.65	-
June 30, 2024	-	$-	-

Schedule of fair value of warrants
Stock price	$0.19-0.35
Risk-free interest rate	0.26-0.32%
Expected life	1-3 years
Estimated volatility in the market price of the common shares	87-89%
Dividend yield	nil